SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2025
SHARE CAPITAL AND RESERVES
Schedule of purchase options
	March 31, 2025		March 31, 2024
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Beginning balance	0.102	13,410,000	0.100	6,480,000
Cancelled	0.116	(1,480,000)	NA	-
Exercised	0.095	(6,214,668)	NA	-
Expired	0.120	(60,000)	NA	-
Granted	0.670	290,000	0.107	6,930,000
Ending balance	0.133	5,945,332	0.102	13,410,000

Schedule of options outstanding
		Weighted Average	Number of	Number of
		Remaining Contractual	Options	Options
Exercise price	Expiry date	Life (periods)	Outstanding	Exercisable
$0.125	11-Apr-26	1.03	253,332	168,888
$0.105	22-Mar-29	3.98	5,100,000	5,100,000
$0.105	22-Mar-27	1.98	302,000	302,000
$0.670	4-Feb-30	4.85	290,000	203,000
		3.79	5,945,332	5,773,888

Schedule of share purchase warrants
	March 31, 2025		March 31, 2024
	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants
Beginning balance	0.06	10,984,163	0.06	6,176,470
Exercised	0.06	(6,176,470)	NA	–
Granted pursuant to a private placement	NA	–	0.08	4,807,693
Ending balance	0.08	4,807,693	0.06	10,984,163

Schedule of warrants outstanding
		Weighted Average
		Remaining Contractual	Warrants
Exercise price	Expiry date	Life (periods)	Outstanding
$0.080	1-Dec-28	3.67	4,807,693
		3.67	4,807,693